Lease - Schedule of Maturity Analysis of Operating Leases Liabilities (Details)	Dec. 31, 2025 USD ($)
Schedule of Maturity Analysis of Operating Leases Liabilities [Abstract]
2026	$ 24,573
Total future undiscounted cash flow	24,573
Less: Discount on operating lease liabilities	(145)
Present value of operating lease liabilities	$ 24,428